Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Enterprise Technology Services Portfolio
(formerly IT Services Portfolio)
November 30, 2023
BSO-NPRT3-0124
1.810669.119
Common Stocks - 99.6%
	Shares	Value ($)
Consumer Finance - 0.9%
Consumer Finance - 0.9%
NerdWallet, Inc. (a)(b)	1,525,523	17,924,895
Diversified Consumer Services - 1.8%
Specialized Consumer Services - 1.8%
H&R Block, Inc. (b)	791,900	35,968,098
Financial Services - 52.1%
Transaction & Payment Processing Services - 52.1%
Block, Inc. Class A (a)(b)	1,090,300	69,157,729
Fiserv, Inc. (a)	371,117	48,471,591
Global Payments, Inc.	621,200	72,332,528
Marqeta, Inc. Class A (a)	1,928,700	12,247,245
MasterCard, Inc. Class A	739,100	305,861,753
PayPal Holdings, Inc. (a)	437,140	25,183,635
Remitly Global, Inc. (a)(b)	1,057,100	22,769,934
The Western Union Co.	4,800	55,824
Visa, Inc. Class A (b)	1,828,548	469,351,702
WEX, Inc. (a)	700	123,606
		1,025,555,547
Interactive Media & Services - 2.3%
Interactive Media & Services - 2.3%
Alphabet, Inc. Class A (a)	219,900	29,143,347
Meta Platforms, Inc. Class A (a)	46,100	15,081,615
		44,224,962
IT Services - 24.2%
Internet Services & Infrastructure - 6.1%
Cloudflare, Inc. (a)	107,800	8,316,770
MongoDB, Inc. Class A (a)	210,500	87,513,270
Okta, Inc. (a)	147,400	9,883,170
Snowflake, Inc. (a)	80,900	15,183,312
		120,896,522
IT Consulting & Other Services - 18.1%
Accenture PLC Class A	623,980	207,872,697
Amdocs Ltd.	542,200	45,420,094
EPAM Systems, Inc. (a)	94,100	24,295,679
Gartner, Inc. (a)	147,200	64,008,448
IBM Corp.	87,900	13,937,424
		355,534,342
TOTAL IT SERVICES		476,430,864
Professional Services - 6.3%
Data Processing & Outsourced Services - 4.5%
ExlService Holdings, Inc. (a)	1,967,193	55,809,265
WNS Holdings Ltd. sponsored ADR (a)	560,492	33,338,064
		89,147,329
Human Resource & Employment Services - 1.8%
Automatic Data Processing, Inc.	82,475	18,962,652
Manpower, Inc.	220,800	16,385,568
		35,348,220
TOTAL PROFESSIONAL SERVICES		124,495,549
Software - 12.0%
Application Software - 7.7%
Adobe, Inc. (a)	45,700	27,923,157
Confluent, Inc. (a)	242,600	5,147,972
Intuit, Inc.	127,056	72,607,422
Samsara, Inc. (a)	770,700	21,225,078
Workday, Inc. Class A (a)	91,200	24,689,664
		151,593,293
Systems Software - 4.3%
Microsoft Corp.	137,000	51,910,670
UiPath, Inc. Class A (a)(b)	1,640,100	32,408,376
		84,319,046
TOTAL SOFTWARE		235,912,339
TOTAL COMMON STOCKS (Cost $940,404,381)		1,960,512,254

Money Market Funds - 9.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (c)	4,500,404	4,501,304
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	186,085,701	186,104,310
TOTAL MONEY MARKET FUNDS (Cost $190,605,614)		190,605,614

TOTAL INVESTMENT IN SECURITIES - 109.3% (Cost $1,131,009,995)	2,151,117,868
NET OTHER ASSETS (LIABILITIES) - (9.3)%	(183,602,417)
NET ASSETS - 100.0%	1,967,515,451

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	1,121,615	200,296,590	196,916,901	156,078	-	-	4,501,304	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	548,084,985	1,496,737,498	1,858,718,173	144,884	-	-	186,104,310	0.7%
Total	549,206,600	1,697,034,088	2,055,635,074	300,962	-	-	190,605,614

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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